Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Equipment on operating leases [member]
Statement [LineItems]
Summary of Property, Plant and Equipment
The changes in cost, accumulated depreciat
io
n and impairment losses, and the carrying amounts of equipment on operating leases for the years ended March
31
,
2023
and
2024
are as follows:
(Cost)

Yen (millions)
Balance as of April 1, 2022	¥6,667,137

Additions	¥1,543,448
Sales or disposal	(2,357,684)
Exchange differences on translating foreign operations	414,052
Other	—

Balance as of March 31, 2023	¥6,266,953

Additions	¥2,448,469
Sales or disposal	(2,662,279)
Exchange differences on translating foreign operations	625,564
Other	—

Balance as of March 31, 2024	¥6,678,707

(Accumulated depreciation and impairment losses)

Yen (millions)
Balance as of April 1, 2022	¥(1,508,008)

Depreciation	¥(904,778)
Sales or disposal	955,122
Exchange differences on translating foreign operations	(77,740)
Other	(5,257)

Balance as of March 31, 2023	¥(1,540,661)

Depreciation	¥(829,868)
Sales or disposal	1,043,821
Exchange differences on translating foreign operations	(134,587)
Other	(14,644)

Balance as of March 31, 2024	¥(1,475,939)

(Carrying amount)

Yen (millions)
Balance as of March 31, 2023	¥4,726,292
Balance as of March 31, 2024	5,202,768

Future Minimum Lease Payments Expected to be Received under Non-cancellable Operating Leases to be Received
Future lease payments expected to be received under the operating leases by maturity as of March 31, 2023 and 2024 consist of the following:

	Yen (millions)
	2023	2024
Within 1 year	¥737,110	¥810,011
Between 1 and 2 years	458,830	614,883
Between 2 and 3 years	220,722	314,854
Between 3 and 4 years	78,727	108,572
Between 4 and 5 years	25,641	31,106
Later than 5 years	10,148	10,427

Total	¥1,531,178	¥1,889,853

Property, plant and equipment [member]
Statement [LineItems]
Summary of Property, Plant and Equipment
The changes in cost, accumulated depreciation and impairment losses, and the carrying amounts of property, plant and equipment for the years ended March 31, 2023 and 2024 are as follows:
(Cost)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2022	¥645,472	¥2,698,266	¥6,147,929	¥237,574	¥9,729,241

Additions	10,366	35,335	87,630	444,732	578,063
Reclassification	4,198	47,021	476,942	(528,161)	—
Sales or disposal	(9,980)	(80,024)	(297,580)	—	(387,584)
Deconsolidation	(3,580)	(19,932)	(82,733)	(3,384)	(109,629)
Exchange differences on translating foreign operations	7,167	84,744	285,024	16,047	392,982
Other	275	(6,556)	(1,572)	(2,029)	(9,882)

Balance as of March 31, 2023	¥653,918	¥2,758,854	¥6,615,640	¥164,779	¥10,193,191

Additions	8,328	35,397	113,006	325,741	482,472
Reclassification	8,129	74,106	199,180	(281,415)	—
Sales or disposal	(4,078)	(39,594)	(285,196)	—	(328,868)
Deconsolidation	(7,346)	(36,633)	(109,783)	(4,149)	(157,911)
Exchange differences on translating foreign operations	15,409	165,930	609,316	17,450	808,105
Other	202	(3,662)	13,886	(2,527)	7,899

Balance as of March 31, 2024	¥674,562	¥2,954,398	¥7,156,049	¥219,879	¥11,004,888

(Accumulated depreciation and impairment losses)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2022	¥(22,919)	¥(1,633,202)	¥(4,992,710)	¥(1,003)	¥(6,649,834)

Depreciation	(6,025)	(96,136)	(410,340)	—	(512,501)
Sales or disposal	6,090	72,290	274,535	—	352,915
Deconsolidation	2,580	18,743	80,882	3,384	105,589
Exchange differences on translating foreign operations	(87)	(48,748)	(245,648)	126	(294,357)
Other	(2,863)	(7,768)	(12,857)	(3,406)	(26,894)

Balance as of March 31, 2023	¥(23,224)	¥(1,694,821)	¥(5,306,138)	¥(899)	¥(7,025,082)

Depreciation	(6,086)	(107,219)	(450,649)	—	(563,954)
Sales or disposal	3,002	31,498	260,947	—	295,447
Deconsolidation	1,425	24,264	89,502	331	115,522
Exchange differences on translating foreign operations	(334)	(98,578)	(494,162)	1	(593,073)
Other	(225)	(594)	1,318	166	665

Balance as of March 31, 2024	¥(25,442)	¥(1,845,450)	¥(5,899,182)	¥(401)	¥(7,770,475)

(Carrying amount)

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Construction in progress	Total
Balance as of March 31, 2023	¥630,694	¥1,064,033	¥1,309,502	¥163,880	¥3,168,109
Balance as of March 31, 2024	649,120	1,108,948	1,256,867	219,478	3,234,413

Summary of carrying amounts of the right-of-use assets
The changes in the carrying amounts of the
right-of-use
assets for the years ended March 31, 2023 and 2024 are as follows:

	Yen (millions)
	Land	Buildings and structures	Machinery and equipment	Total
Balance as of April 1, 2022	¥81,637	¥130,181	¥95,882	¥307,700

Additions	10,386	30,294	43,474	84,154
Depreciation	(6,025)	(15,887)	(51,193)	(73,105)
Other	370	(8,529)	(2,245)	(10,404)

Balance as of March 31, 2023	¥86,368	¥136,059	¥85,918	¥308,345

Additions	7,887	28,103	58,496	94,486
Depreciation	(6,086)	(18,433)	(53,389)	(77,908)
Other	3,017	(8,131)	3,202	(1,912)

Balance as of March 31, 2024	¥91,186	¥137,598	¥94,227	¥323,011